As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedules of Investments.

WBI Tactical BA Fund
Schedule of Investments
August 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 42.61%	Value
	Administrative and Support Services - 1.93%
13,053	Landauer, Inc.	$620,279
	Building Material and Garden Equipment - 7.36%
17,202	Fastenal Co.	741,578
4,790	Home Depot, Inc.	642,435
13,383	MSC Industrial Direct, Inc. - Class A	977,494
		2,361,507
	Chemical Manufacturing - 2.21%
10,207	E. I. du Pont de Nemours & Co.	710,407
	Credit Intermediation and Related Activities - 12.04%
10,587	Ameriprise Financial, Inc.	1,070,134
2,474	Bank of Hawaii Corp.	178,227
5,000	Bridge Bancorp, Inc.	149,050
11,046	Camden National Corp.	510,767
7,252	First Defiance Financial Corp.	329,894
12,393	First of Long Island Corp.	406,490
23,538	H&R Block, Inc.	509,833
71,038	Regions Financial Corp.	708,249
		3,862,644
	Diet and Weight Reducing Centers - 2.09%
18,209	Medifast, Inc.	669,545
	Electrical Equipment, Appliance, and Component Manufacturing - 0.55%
4,436	Powell Industries, Inc.	176,331
	Health and Personal Care Stores - 0.55%
8,760	PetMed Express, Inc.	176,602
	Management of Companies and Enterprises - 1.19%
29,611	Boston Private Financial Holdings, Inc.	381,390
	Merchant Wholesalers, Durable Goods - 1.24%
69,678	Wolseley PLC - ADR	398,558
	Merchant Wholesalers, Nondurable Goods - 3.09%
19,077	Sysco Corp.	989,333
	Primary Metal Manufacturing - 1.71%
22,271	Steel Dynamics, Inc.	548,312
	Printing and Related Support Activities - 3.10%
12,844	Avery Dennison Corp.	994,639
	Professional, Scientific, and Technical Services - 1.54%
5,734	Omnicom Group, Inc.	493,869
	Storage Battery Manufacturing - 1.99%
14,577	Johnson Controls, Inc.	639,639
	Utilities - 2.02%
10,830	WEC Energy Group, Inc.	648,500

	TOTAL COMMON STOCKS (Cost $13,309,293)	13,671,555

	EXCHANGE-TRADED FUNDS - 31.21%
7,938	iShares 10-20 Year Treasury Bond ETF	1,154,820
11,608	iShares 3-7 Year Treasury Bond ETF	1,465,394
25,203	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,122,400
10,319	iShares MBS ETF	1,134,368
18,428	SPDR Barclays Aggregate Bond ETF	1,093,886
16,652	Vanguard Intermediate-Term Government Bond ETF	1,108,523
9,686	Vanguard Long-Term Corporate Bond ETF	934,215
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,667,921)	10,013,606

	REITS - 2.46%
19,673	Gaming and Leisure Properties, Inc.	673,013
4,207	Select Income REIT	114,809
	TOTAL REITS (Cost $769,248)	787,822

Principal
Amount	CORPORATE BONDS - 18.75%
	Accommodation - 1.04%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	334,815
	Ambulatory Health Care Services - 0.56%
	Laboratory Corp. of America Holdings
170,000	3.75%, 8/23/2022	180,525
	Broadcasting (Except Internet) - 1.65%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	528,293
	Chemical Manufacturing - 1.56%
	Dow Chemical Co.
460,000	4.25%, 11/15/2020	500,401
	Credit Intermediation and Related Activities - 2.02%
	American Express Credit Corp.
150,000	2.80%, 9/19/2016	150,109
	JPMorgan Chase & Co.
450,000	4.50%, 1/24/2022	499,070
		649,179
	Insurance Carriers and Related Activities - 1.43%
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	457,953
	Machinery Manufacturing - 1.54%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	493,215
	Mining (except Oil and Gas) - 1.73%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/01/2017	555,807
	Miscellaneous Manufacturing - 0.30%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	97,228
	Miscellaneous Store Retailers - 2.15%
	Staples, Inc.
680,000	2.75%, 1/12/2018	688,201
	Professional, Scientific, and Technical Services - 2.06%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	660,548

	Publishing Industries (except Internet) - 0.64%
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	206,481
	Software Publishers - 2.71%
	Symantec Corp.
660,000	2.75%, 6/15/2017	663,402

	TOTAL CORPORATE BONDS (Cost $5,932,572)	6,016,048

Contracts	PURCHASED OPTIONS - 0.12%
	Put Options - 0.12%
	S&P 500 Index
34	Expiration: September 2016, Exercise Price: $2,070.00	9,350
19	Expiration: October 2016, Exercise Price: $2,070.00	28,785
	TOTAL PURCHASED OPTIONS (Cost $44,609)	38,135

Shares	SHORT-TERM INVESTMENTS - 4.31%
1,381,117	Invesco STIT-Treasury Portfolio - Institutional Class, 0.22% (a)	1,381,117
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,381,117)	1,381,117

	TOTAL INVESTMENTS IN SECURITIES (Cost $31,104,760) - 99.46%	31,908,283
	Other Assets in Excess of Liabilities - 0.54%	173,485
	NET ASSETS - 100.00%	$32,081,768

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of August 31, 2016.

WBI Tactical BP Fund
Schedule of Investments
August 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 42.25%	Value
	Ambulatory Health Care Services - 0.81%
6,330	HealthSouth Corp.	$257,694
	Building Material and Garden Equipment - 2.61%
5,446	Fastenal Co.	234,777
8,203	MSC Industrial Direct, Inc. - Class A	599,147
		833,924
	Chemical Manufacturing - 2.20%
10,089	E. I. du Pont de Nemours & Co.	702,194
	Credit Intermediation and Related Activities - 14.50%
13,224	Ameriprise Financial, Inc.	1,336,682
6,432	Cullen/Frost Bankers, Inc.	468,893
12,154	Financial Institutions, Inc.	326,700
42,646	H&R Block, Inc.	923,712
48,341	KeyCorp	607,163
50,080	Regions Financial Corp.	499,298
21,902	Western Union Co.	471,331
		4,633,779
	Furniture and Related Product Manufacturing - 5.86%
38,050	Steelcase, Inc. - Class A	568,467
	Health and Personal Care Stores - 1.55%
24,584	PetMed Express, Inc.	495,613
	Management of Companies and Enterprises - 2.34%
7,816	Park National Corp.	747,600
	Merchant Wholesalers, Nondurable Goods - 3.05%
18,783	Sysco Corp.	974,086
	Miscellaneous Manufacturing - 0.88%
8,373	Brady Corp. - Class A	280,412
	Paper Manufacturing - 4.34%
32,532	Greif, Inc. - Class A	1,386,840
	Professional, Scientific, and Technical Services - 0.86%
3,186	Omnicom Group, Inc.	274,410
	Storage Battery Manufacturing - 4.08%
29,714	Johnson Controls, Inc.	1,303,851
	Transportation Equipment Manufacturing - 1.27%
13,963	Superior Industries International, Inc.	406,463
	Utilities - 1.98%
10,555	WEC Energy Group, Inc.	632,033

	TOTAL COMMON STOCKS (Cost $13,142,839)	13,497,366

	EXCHANGE-TRADED FUNDS - 48.25%
29,310	Guggenheim BulletShares 2022 Corporate Bond ETF	633,682
6,644	iShares 10-20 Year Treasury Bond ETF	966,569
8,391	iShares 3-7 Year Treasury Bond ETF	1,059,280
17,744	iShares Intermediate Credit Bond ETF	1,978,102
8,580	iShares MBS ETF	943,199
8,915	PIMCO Total Return Active ETF	959,967
75,457	PowerShares Financial Preferred Portfolio	1,463,866
135,472	PowerShares Preferred Portfolio	2,084,915
15,140	SPDR Barclays Aggregate Bond ETF	898,710
21,111	SPDR Barclays Intermediate Term Treasury ETF	1,292,838
20,725	Vanguard Intermediate-Term Government Bond ETF	1,379,663
9,759	Vanguard Long-Term Bond ETF	973,850
8,092	Vanguard Long-Term Corporate Bond ETF	780,473
	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,033,527)	15,415,114

	REITS - 6.13%
19,633	CareTrust REIT, Inc.	291,747
29,008	Gaming and Leisure Properties, Inc.	992,364
24,756	Select Income REIT	675,591
	TOTAL REITS (Cost $1,930,509)	1,959,702

Contracts	PURCHASED OPTIONS - 0.12%
	Put Options - 0.12%
	S&P 500 Index
34	Expiration: September 2016, Exercise Price: $2,070.00	9,350
19	Expiration: October 2016, Exercise Price: $2,070.00	28,785
	TOTAL PURCHASED OPTIONS (Cost $44,609)	38,135

Shares	SHORT-TERM INVESTMENTS - 3.73%
1,190,772	Invesco STIT-Treasury Portfolio - Institutional Class, 0.22% (a)	1,190,772
	Total Short-Term Investments (Cost $1,190,772)	1,190,772

	TOTAL INVESTMENTS IN SECURITIES (Cost $31,342,256) - 100.48%	32,101,089
	Liabilities in Excess of Other Assets - (0.48)%	(152,267)
	NET ASSETS - 100.00%	$31,948,822

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of August 31, 2016.

WBI Tactical DI Fund
Schedule of Investments
August 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 80.19%	Value
	Building Material and Garden Equipment - 6.47%
676	Fastenal Co.	$29,142
575	Home Depot, Inc.	77,119
1,950	MSC Industrial Direct, Inc. - Class A	142,428
		248,689
	Chemical Manufacturing - 7.25%
1,084	Cabot Corp.	54,048
1,209	E. I. du Pont de Nemours & Co.	84,146
2,425	Trinseo S.A.	140,312
		278,506
	Credit Intermediation and Related Activities - 16.63%
925	Ameriprise Financial, Inc.	93,499
427	Bank of Hawaii Corp.	30,761
1,816	Camden National Corp.	83,972
2,961	First Defiance Financial Corp.	134,697
3,540	First Merchants Corp.	96,111
5,279	H&R Block, Inc.	114,343
1,246	Preferred Bank	43,672
4,195	Regions Financial Corp.	41,824
		638,879
	Furniture and Related Product Manufacturing - 1.78%
1,900	Herman Miller, Inc.	68,533
	Health and Personal Care Stores - 0.54%
1,030	PetMed Express, Inc.	20,765
	Insurance Carriers and Related Activities - 5.59%
4,312	AmTrust Financial Services, Inc.	114,224
11,257	Crawford & Co. - Class A	100,638
		214,862
	Machinery Manufacturing - 4.06%
1,152	Ingersoll-Rand PLC	78,324
935	Scotts Miracle-Gro Co. - Class A	77,418
		155,742
	Merchant Wholesalers, Durable Goods - 5.13%
323	W.W. Grainger, Inc.	74,503
21,404	Wolseley PLC - ADR	122,431
		196,934
	Merchant Wholesalers, Nondurable Goods - 3.01%
2,232	Sysco Corp.	115,752
	Miscellaneous Manufacturing - 4.44%
5,090	Brady Corp. - Class A	170,464
	Paper Manufacturing - 6.86%
395	Greif, Inc. - Class A	16,839
2,622	International Paper Co.	127,141
6,832	KapStone Paper and Packaging Corp.	119,628
		263,608
	Printing and Related Support Activities - 3.12%
1,546	Avery Dennison Corp.	119,722
	Professional, Scientific, and Technical Services - 5.28%
1,405	Omnicom Group, Inc.	121,013
1,279	Science Applications International Corp.	81,613
		202,626

	Small Arms, Ordnance, and Ordnance Accessories Manufacturing - 3.67%
2,299	Sturm Ruger & Co., Inc.	140,906
	Storage Battery Manufacturing - 2.98%
2,609	Johnson Controls, Inc.	114,483
	Transportation Equipment Manufacturing - 1.37%
1,813	Superior Industries International, Inc.	52,776
	Utilities - 2.01%
1,292	WEC Energy Group, Inc.	77,365

	TOTAL COMMON STOCKS (Cost $2,979,954)	3,080,612

	EXCHANGE-TRADED FUNDS - 13.00%
1,592	iShares Intermediate Credit Bond ETF	177,476
2,049	Vanguard Intermediate-Term Government Bond ETF	136,402
1,925	Vanguard Long-Term Corporate Bond ETF	185,666
	TOTAL EXCHANGE-TRADED FUNDS (Cost $484,049)	499,544

	REITS - 1.62%
3,364	Capstead Mortgage Corp.	33,371
845	Gaming and Leisure Properties, Inc.	28,907
	TOTAL REITS (Cost $61,307)	62,278

Contracts	PURCHASED OPTIONS - 0.26%
	Put Options - 0.26%
	S&P 500 Index
9	Expiration: September 2016, Exercise Price: $2,070.00	2,475
5	Expiration: October 2016, Exercise Price: $2,070.00	7,575
	TOTAL PURCHASED OPTIONS (Cost $11,762)	10,050

Shares	SHORT-TERM INVESTMENTS - 2.86%
109,928	Invesco STIT-Treasury Portfolio - Institutional Class, 0.22% (b)	109,928
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,928)	109,928

	TOTAL INVESTMENTS IN SECURITIES (Cost $3,647,000) - 97.93%	3,762,412
	Other Assets in Excess of Liabilities - 2.07%	79,384
	NET ASSETS - 100.00%	$3,841,796

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2016.

WBI Tactical DG Fund
Schedule of Investments
August 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 84.78%	Value
	Administrative and Support Services - 1.07%
4,666	Landauer, Inc.	$221,728
	Broadcasting (except Internet) - 6.05%
12,738	Comcast Corp. - Class A	831,282
6,707	Scripps Networks Interactive, Inc.	425,023
		1,256,305
	Building Material and Garden Equipment - 6.45%
4,463	Fastenal Co.	192,400
6,381	Home Depot, Inc.	855,820
4,002	MSC Industrial Direct, Inc. - Class A	292,306
		1,340,526
	Chemical Manufacturing - 6.89%
10,431	Cabot Corp.	520,090
6,502	E. I. du Pont de Nemours & Co.	452,539
3,316	International Flavors & Fragrances, Inc.	459,531
		1,432,160
	Computer and Electronic Product Manufacturing - 6.32%
19,193	Intel Corp.	688,837
2,947	Northrop Grumman Corp.	624,970
		1,313,807
	Credit Intermediation and Related Activities - 12.23%
11,251	Chemical Financial Corp.	520,134
8,860	First Merchants Corp.	240,549
26,710	H&R Block, Inc.	578,539
34,029	KeyCorp	427,404
77,596	Regions Financial Corp.	773,632
		2,540,258
	Data Processing, Hosting, and Related Services - 1.39%
5,912	Capgemini S.A. - ADR	288,003
	Electrical Equipment, Appliance, and Component Manufacturing - 0.88%
4,615	Powell Industries, Inc.	183,446
	Fabricated Metal Product Manufacturing - 1.08%
3,493	Crane Co.	224,670
	Food Manufacturing - 5.10%
14,573	Archer-Daniels-Midland Co.	637,715
3,073	Ingredion, Inc.	420,878
		1,058,593
	Furniture and Related Product Manufacturing - 0.96%
5,538	Herman Miller, Inc.	199,756

	Insurance Carriers and Related Activities - 4.64%
4,249	Allied World Assurance Co. Holdings A.G.	172,340
4,557	Selective Insurance Group, Inc.	181,824
4,488	UnitedHealth Group, Inc.	610,592
		964,756
	Machinery Manufacturing - 1.81%
13,615	Vestas Wind Systems A/S - ADR	376,046

	Merchant Wholesalers, Durable Goods - 1.26%
4,133	TE Connectivity Ltd.	262,735
	Merchant Wholesalers, Nondurable Goods - 3.02%
12,106	Sysco Corp.	627,817
	Motion Picture and Sound Recording Industries - 1.03%
5,537	Cinemark Holdings, Inc.	214,005
	Nursing and Residential Care Facilities - 2.50%
47,123	Kindred Healthcare, Inc.	520,238
	Paper Manufacturing - 4.05%
32,610	Graphic Packaging Holding Co.	467,627
4,757	Packaging Corp. of America	374,043
		841,670
	Primary Metal Manufacturing - 2.74%
23,105	Steel Dynamics, Inc.	568,845
	Printing and Related Support Activities - 3.04%
8,163	Avery Dennison Corp.	632,143
	Professional, Scientific, and Technical Services - 1.35%
4,392	Science Applications International Corp.	280,254
	Publishing Industries (except Internet) - 1.00%
14,720	News Corp. - Class A	206,963
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.48%
55,188	Manning & Napier, Inc.	423,844
6,635	Travelport Worldwide Ltd.	91,098
		514,942
	Small Arms, Ordnance, and Ordnance Accessories Manufacturing - 1.24%
4,199	Sturm Ruger & Co., Inc.	257,356
	Storage Battery Manufacturing - 2.98%
14,093	Johnson Controls, Inc.	618,401

	Transportation Equipment Manufacturing - 3.22%
20,975	General Motors Co.	669,522

	TOTAL COMMON STOCKS (Cost $16,873,331)	17,614,945

	EXCHANGE-TRADED FUNDS - 10.89%
10,777	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,335,162
16,230	SPDR Barclays International Treasury Bond ETF (a)	927,220
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,069,511)	2,262,382

	REITS - 1.00%
8,895	RLJ Lodging Trust	207,609
	TOTAL REITS (Cost $198,271)	207,609

Contracts	PURCHASED OPTIONS - 0.26%
	Put Options - 0.26%
	S&P 500 Index
48	Expiration: September 2016, Exercise Price: $2,070.00	13,200
27	Expiration: October 2016, Exercise Price: $2,070.00	40,905
	TOTAL PURCHASED OPTIONS (Cost $63,255)	54,105

Shares	SHORT-TERM INVESTMENTS - 1.57%
327,333	Invesco STIT-Treasury Portfolio - Institutional Class, 0.22% (b)	327,333
	TOTAL SHORT-TERM INVESTMENTS (Cost $327,333)	327,333

	TOTAL INVESTMENTS IN SECURITIES (Cost $19,531,701) - 98.50%	20,466,374
	Other Assets in Excess of Liabilities - 1.50%	310,669
	NET ASSETS - 100.00%	$20,777,043

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2016.

WBI Funds
Notes to the Schedule of Investments
August 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The WBI Tactical BA Fund, the WBI Tactical BP Fund, the WBI Tactical DG Fund, and the WBI Tactical DI Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued using the composite pricing using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

      Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy. Investments in open-end mutual funds, included money market funds are categorized in level 1 of the fair value hierarchy.

      The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

      Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2016:

WBI Tactical BA Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks Administrative Support and Waste Management	$620,279	$-	$-	$620,279
Finance and Insurance Management of Companies and Enterprises Manufacturing	3,862,644 381,390 3,738,873	- - -	- - -	3,862,644 381,390 3,738,873
Professional, Scientific, and Technical Services Retail Trade Utilities Wholesale Trade	493,869 2,538,109 648,500 1,387,891	- - - -	- - - -	493,869 2,538,109 648,500 1,387,891
Total Common Stocks	13,671,555	-	-	13,671,555
Exchange-Traded Funds	10,013,606	-	-	10,013,606
Corporate Bonds
Accommodation and Food Services	-	334,816	-	334,816
Finance and Insurance	-	1,107,132	-	1,107,132
Health Care and Social Assistance	-	180,525	-	180,525
Information	-	734,775	-	734,775
Manufacturing	-	1,090,844	-	1,090,844
Mining, Quarrying, and Oil and Gas Extraction	-	555,807	-	555,807
Professional, Scientific, and Technical Services	-	660,548	-	660,548
Retail Trade	-	688,201	-	688,201
Total Corporate Bonds	-	6,016,048	-	6,016,048
REITs	787,822	-	-	787,822
Purchased Options	38,135	-	-	38,135
Short-Term Investments	1,381,117	-	-	1,381,117
Total Investments in Securities	$25,892,235	$6,016,048	$-	$31,908,283

WBI Tactical BP Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$4,633,778	$-	$-	$4,633,778
Health Care and Social Assistance	257,694	-	-	257,694
Management of Companies and Enterprises	747,601	-	-	747,601
Manufacturing	4,648,226	-	-	4,648,226
Retail Trade	1,329,538	-	-	1,329,538
Professional, Scientific, and Technical Services	274,410	-	-	274,410
Utilities	632,033	-	-	632,033
Wholesale Trade	974,086	-	-	974,086
Total Common Stocks	13,497,366	-	-	13,497,366
Exchange-Traded Funds	15,415,114	-	-	15,415,114
REITs	1,959,702	-	-	1,959,702
Purchased Options	38,135	-	-	38,135
Short-Term Investments	1,190,772	-	-	1,190,772
Total Investments in Securities	$32,101,089	$-	$-	$32,101,089

WBI Tactical DI Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$853,741	$-	$-	$853,741
Manufacturing	1,364,740	-	-	1,364,740
Professional, Scientific, and Technical Services	202,626	-	-	202,626
Retail Trade Utilities	269,454 77,365	- -	- -	269,454 77,365
Wholesale Trade	312,686	-	-	312,686
Total Common Stocks	3,080,612	-	-	3,080,612
Exchange-Traded Funds	499,544	-	-	499,544
REITs	62,278	-	-	62,278
Purchased Options	10,050	-	-	10,050
Short-Term Investments	109,928	-	-	109,928
Total Investments in Securities	$3,762,412	$-	$-	$3,762,412

WBI Tactical DG Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$221,728	$-	$-	$221,728

Finance and Insurance Health Care and Social Assistance	4,019,956 520,238	- -	- -	4,019,956 520,238
Information	1,965,276	-	-	1,965,276
Manufacturing	8,376,415	-	-	8,376,415
Professional, Scientific, and Technical Services	280,254	-	-	280,254
Retail Trade	1,340,526	-	-	1,340,526
Wholesale Trade	890,552	-	-	890,552
Total Common Stocks	17,614,945	-	-	17,614,945
Exchange-Traded Funds	2,262,382	-	-	2,262,382
Purchased Options	54,105	-	-	54,105
REITs	207,609	-	-	207,609
Short-Term Investments	327,333	-	-	327,333
Total Investments in Securities	$20,446,374	$-	$-	$20,446,374

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at August 31, 2016, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended August 31, 2016.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.

The Funds may utilize options for economic hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to economically hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received by the Fund is reflected as an asset and as an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transactions exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put minimum.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The average monthly market values of purchased and written options during the period ended August 31, 2016, is as follows:

	Purchased Options	Written Options
WBI Tactical BA Fund	$8,225	$700
WBI Tactical BP Fund	7,471	-
WBI Tactical DI Fund	1,548	670
WBI Tactical DG Fund	8,814	2,465

Transactions in written options contracts for the period ended August 31, 2016, are as follows:

WBI Tactical BA Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	47	4,409
Options Exercised	(47)	(4,409)
Outstanding at August 31, 2016	-	$-

Transactions in written options contracts for the period ended August 31, 2016, are as follows:

WBI Tactical DI Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	5	469
Options Closed	(5)	(469)
Outstanding at August 31, 2016	-	$-

Transactions in written options contracts for the period ended August 31, 2016, are as follows:

WBI Tactical DG Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options Written	507	28,733
Options Closed	(310)	(7,755)
Options Exercised	(161)	(13,454)
Options Expired	(36)	(7,524)
Outstanding at August 31, 2016	-	$-

Values of Derivative Instruments as of August 31, 2016 was as follows:

WBI Tactical BA Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$38,135	Options Written, at fair value	$ -
	Total	$38,135	Total	$

WBI Tactical BP Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$38,135	Options Written, at fair value	$ -
	Total	$38,135	Total	$ -

WBI Tactical DI Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$10,050	Options Written, at fair value	$ -
	Total	$10,050	Total	$ -

WBI Tactical DG Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$54,105	Options Written, at fair value	$ -
	Total	$54,105	Total	$ -

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

WBI Tactical BA Fund
Cost of investments	$31,121,344
Gross unrealized appreciation	$982,835
Gross unrealized depreciation	(195,896)
Net unrealized appreciation	$786,939

WBI Tactical BP Fund
Cost of investments	$31,344,674
Gross unrealized appreciation	$914,726
Gross unrealized depreciation	(158,311)
Net unrealized appreciation	$756,415

WBI Tactical DI Fund
Cost of investments	$3,649,907
Gross unrealized appreciation	$151,903
Gross unrealized depreciation	(39,398)
Net unrealized appreciation	$112,505

WBI Tactical DG Fund
Cost of investments	$19,535,874
Gross unrealized appreciation	$1,125,797
Gross unrealized depreciation	(195,297)
Net unrealized appreciation	$930,500

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  10/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  10/24/2016

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  10/24/2016

* Print the name and title of each signing officer under his or her signature.